UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05133)

Exact name of registrant as specified in charter:	Putnam High Income Securities Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2010

Date of reporting period: November 30, 2009

Item 1. Schedule of Investments:

Putnam High Income Securities Fund

The fund's portfolio
11/30/09 (Unaudited)

CORPORATE BONDS AND NOTES (42.6%)(a)
		Principal amount	Value

Advertising and marketing services (0.1%)
Lamar Media Corp. company guaranty 7 1/4s, 2013		$100,000	$98,250
Lamar Media Corp. company guaranty sr. notes 9 3/4s,
2014		10,000	10,900
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(PIK)		161,798	31,551
			140,701

Automotive (1.4%)
Affinia Group, Inc. 144A sr. notes 10 3/4s, 2016		15,000	16,275
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		132,500	135,813
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		150,000	154,875
Ford Motor Credit Co., LLC sr. notes 7 1/4s, 2011		625,000	623,889
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010		179,000	183,923
Navistar International Corp. sr. notes 8 1/4s, 2021		150,000	147,563
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013		58,000	59,595
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	60,000	80,946
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017		$240,000	222,000
TRW Automotive, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 3/8s, 2014		80,000	107,928
TRW Automotive, Inc. 144A sr. notes 8 7/8s, 2017		55,000	55,069
			1,787,876

Basic materials (3.9%)
Aleris International, Inc. company guaranty sr. unsec.
notes 9s, 2014 (In default) (NON)(PIK)		230,000	863
Aleris International, Inc. company guaranty sr. unsec.
sub. notes 10s, 2016 (In default) (NON)		45,000	169
Associated Materials, Inc. company guaranty 9 3/4s,
2012		310,000	315,038
Associated Materials, LLC/Associated Materials
Finance, Inc. 144A sr. sec. notes 9 7/8s, 2016		70,000	73,150
Builders FirstSource, Inc. company guaranty sr. notes
FRN 4.523s, 2012		180,000	175,950
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.299s, 2013 (Netherlands)		75,000	66,188
Compass Minerals International, Inc. 144A sr. notes
8s, 2019		65,000	68,413
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		590,000	635,674
Georgia-Pacific, LLC sr. unsec. unsub. notes 9 1/2s,
2011		205,000	221,913
Graphic Packaging International, Inc. company guaranty
sr. unsec. unsub. notes FRN 9 1/2s, 2017		45,000	47,475
HeidelbergCement AG company guaranty sr. unsec. unsub.
notes 8s, 2017 (Germany)	EUR	40,000	59,792
HeidelbergCement AG company guaranty sr. unsec. unsub.
notes 7 1/2s, 2014 (Germany)	EUR	25,000	37,562
HeidelbergCement AG company guaranty unsec. unsub.
notes 8 1/2s, 2019 (Germany)	EUR	25,000	38,128
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		$95,000	91,200
Huntsman International, LLC company guaranty sr.
unsec. sub. notes Ser. REGS, 6 7/8s, 2013	EUR	55,000	75,025
International Paper Co. sr. unsec. notes 9 3/8s, 2019		$65,000	80,438
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012
(In default) (NON)		49,000	39,200
Metals USA, Inc. company guaranty sr. notes 11 1/8s,
2015		190,000	185,488
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		160,000	152,800
Nalco Co. 144A sr. notes 8 1/4s, 2017		5,000	5,213
NewPage Corp. 144A sr. sec. notes 11 3/8s, 2014		125,000	123,125
NewPage Holding Corp. sr. unsec. unsub. notes FRN
7.564s, 2013 (PIK)		66,675	18,502
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		165,000	122,513
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015		205,000	185,013
Novelis, Inc. 144A sr. unsec. notes 11 1/2s, 2015		45,000	46,800
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	55,000	89,011
Rhodia SA sr. unsec. notes FRN Ser. REGS, 3.492s, 2013
(France)	EUR	160,000	217,055
Rockwood Specialties Group, Inc. company guaranty sr.
unsec. sub. notes 7 5/8s, 2014	EUR	95,000	143,117
Smurfit Kappa Acquisition 144A company guaranty sr.
notes 7 3/4s, 2019 (Ireland)	EUR	50,000	74,002
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$240,000	229,200
Smurfit-Stone Container Corp. sr. notes unsec. unsub.
notes 8 3/8s, 2012 (In default) (NON)		95,000	74,813

Solutia, Inc. company guaranty sr. unsec. notes
8 3/4s, 2017		40,000	41,700
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		30,000	29,925
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		80,000	77,600
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016		65,000	65,650
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)		105,000	122,588
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)		185,000	209,050
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)		200,000	224,750
Terra Capital, Inc. 144A sr. notes 7 3/4s, 2019		90,000	95,850
Tube City IMS Corp. company guaranty sr. unsec. sub.
notes 9 3/4s, 2015		160,000	149,600
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sec. notes FRN Ser. B, 4.031s, 2014		70,000	52,500
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sub. notes Ser. B, 9 1/8s, 2014		185,000	170,200
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
notes 11 1/2s, 2014		75,000	81,750
			5,013,993

Broadcasting (1.0%)
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010		55,000	50,875
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6 3/8s, 2015		240,000	246,600
DISH DBS Corp. 144A sr. notes 7 7/8s, 2019		165,000	166,238
Echostar DBS Corp. company guaranty 7 1/8s, 2016		170,000	168,300
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015		65,000	67,031
Umbrella Acquisition, Inc. 144A company guaranty sr.
unsec. unsub. notes 9 3/4s, 2015 (PIK)		194,712	155,283
Univision Communications, Inc. 144A sr. sec. notes
12s, 2014		105,000	114,188
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013		240,000	249,000
XM Satellite Radio, Inc. 144A sr. notes 11 1/4s, 2013		30,000	31,650
			1,249,165

Building materials (0.5%)
Building Materials Corp. company guaranty notes
7 3/4s, 2014		235,000	232,650
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019		170,000	186,150
THL Buildco, Inc. (Nortek Holdings, Inc.) company
guaranty sr. notes 10s, 2013		35,000	35,875
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014 (In default) (NON)		185,000	132,275
			586,950

Capital goods (2.2%)
ACCO Brands Corp. 144A company guaranty sr. sec. notes
10 5/8s, 2015		80,000	86,300
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		85,000	83,938
Altra Holdings, Inc. 144A sr. notes 8 1/8s, 2016		70,000	70,175
BBC Holding Corp. sr. notes 8 7/8s, 2014		220,000	200,750
BE Aerospace, Inc. sr. unsec. unsub. notes 8 1/2s, 2018		165,000	170,775
Berry Plastics Escrow Corp. 144A sr. notes 8 1/4s, 2015		70,000	68,775
Berry Plastics Holding Corp. company guaranty sr.
unsec. sub. notes 10 1/4s, 2016		35,000	29,619
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		245,000	250,819
General Cable Corp. company guaranty sr. unsec. unsub.
notes FRN 2.665s, 2015		270,000	236,925
Graham Packaging Co., Inc. company guaranty sr. unsec.
notes 8 1/2s, 2012		60,000	61,050
Hawker Beechcraft Acquisition Co., LLC sr. unsec.
notes 8 1/2s, 2015		85,000	62,050
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		175,000	172,156
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2015		50,000	49,000
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		325,000	339,959
Mueller Water Products, Inc. company guaranty sr.
unsec. notes 7 3/8s, 2017		30,000	27,000
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	50,000	72,702
RBS Global, Inc./Rexnord Corp. company guaranty sr.
unsec. unsub. notes 9 1/2s, 2014		$135,000	134,325
Ryerson Tull, Inc. company guaranty sr. sec. notes
12s, 2015		165,000	167,888
Spirit Aerosystems Inc. 144A company guaranty sr.
notes 7 1/2s, 2017		95,000	93,100
TD Funding Corp. 144A company guaranty sr. sub. notes
7 3/4s, 2014		50,000	50,750
Titan International, Inc. company guaranty sr. unsec.
notes 8s, 2012		225,000	219,938
Transdigm, Inc. company guaranty sr. unsec. sub. notes
7 3/4s, 2014		180,000	182,250
Triumph Group, Inc. 144A sr. sub. notes 8s, 2017		70,000	70,000
			2,900,244

Commercial and consumer services (0.6%)
Aramark Corp. company guaranty 8 1/2s, 2015		210,000	210,525
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017		150,000	155,250

Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		105,000	110,775
Travelport LLC company guaranty 11 7/8s, 2016		65,000	65,000
Travelport LLC company guaranty 9 7/8s, 2014		210,000	210,000
			751,550

Communication services (5.0%)
Adelphia Communications Corp. escrow bonds zero %, 2010		20,000	700
Adelphia Communications Corp. escrow bonds zero %,
2009		235,000	8,225
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		225,000	224,156
Cablevision Systems Corp. 144A sr. notes 8 5/8s, 2017		125,000	128,125
CC Holdings GS V, LLC/Crown Castle GS III Corp. 144A
sr. sec. notes 7 3/4s, 2017		45,000	47,588
CCH II, LLC sr. unsec. notes 10 1/4s, 2010
(In default) (NON)		85,000	105,825
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010
(In default) (NON)		325,000	403,000
CCO Holdings LLC/CCO Holdings Capital Corp. sr. unsec.
notes 8 3/4s, 2013 (In default) (NON)		90,000	99,113
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015		160,000	157,800
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015 (FWC)		120,000	119,100
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		215,000	206,938
Cricket Communications, Inc. 144A sr. sec. notes
7 3/4s, 2016		85,000	83,938
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		26,000	26,845
Digicel Group, Ltd. 144A sr. notes 8 1/4s, 2017
(Jamaica)		115,000	112,413
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		160,000	155,200
Frontier Communications Corp. sr. unsec. notes 8 1/4s,
2014		45,000	46,238
Frontier Communications Corp. sr. unsec. notes 8 1/8s,
2018		160,000	160,400
GIC, Inc. 144A sr. notes 8 5/8s, 2019		30,000	30,000
Global Crossing, Ltd. 144A sr. sec. notes 12s, 2015
(United Kingdom)		20,000	21,300
Inmarsat Finance PLC 144A company guaranty sr. notes
7 3/8s, 2017 (United Kingdom)		100,000	101,000
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)		245,000	263,069
Intelsat Bermuda, Ltd. 144A company guaranty sr.
unsec. notes 11 1/4s, 2017 (Bermuda)		575,000	569,250
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes stepped-coupon zero %
(9 1/4s, 2/1/10), 2015 (Bermuda) (STP)		70,000	70,350
iPCS, Inc. company guaranty sr. notes FRN 2.406s, 2013		50,000	44,125
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		200,000	176,500
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		135,000	113,063
Mediacom Broadband, LLC/Mediacom Broadband Corp. sr.
unsec. unsub. notes 8 1/2s, 2015		40,000	39,600
Mediacom LLC/Mediacom Capital Corp. 144A sr. notes
9 1/8s, 2019		95,000	96,425
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		370,000	370,925
Nextel Communications, Inc. company guaranty sr.
unsec. notes Ser. D, 7 3/8s, 2015		255,000	235,875
NII Capital Corp. 144A company guaranty sr. notes 10s,
2016		45,000	47,700
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		185,000	172,281
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		35,000	34,650
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		90,000	92,025
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		225,000	238,781
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		65,000	57,200
Qwest Corp. 144A sr. unsec. notes 8 3/8s, 2016		35,000	36,575
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8 1/4s, 2019		70,000	72,800
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8s, 2016		145,000	149,350
Sprint Capital Corp. company guaranty 6 7/8s, 2028		325,000	243,750
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		65,000	63,375
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		105,000	107,888
Valor Telecommunications Enterprises LLC/Finance Corp.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2015		20,000	20,600
West Corp. company guaranty 9 1/2s, 2014		270,000	263,250
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)		100,000	111,000
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)	EUR	50,000	82,820
Windstream Corp. company guaranty 8 5/8s, 2016		$255,000	256,913
Windstream Corp. company guaranty 8 1/8s, 2013		225,000	230,063
			6,498,107

Consumer (0.7%)
Jarden Corp. company guaranty sr. unsec. notes 8s, 2016		50,000	51,500
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017		280,000	277,200
Visant Corp. company guaranty sr. unsec. sub. notes
7 5/8s, 2012		200,000	201,000
Yankee Acquisition Corp. company guaranty sr. notes
Ser. B, 8 1/2s, 2015		325,000	316,875

		846,575

Consumer staples (1.9%)
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 3/4s, 2016	150,000	134,250
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 5/8s, 2014	100,000	92,000
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	140,000	137,200
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015	30,000	30,450
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016	245,000	248,063
Dole Food Co. 144A sr. sec. notes 8s, 2016	65,000	65,650
Dole Food Co. 144A sr. unsec. notes 13 7/8s, 2014	94,000	110,450
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	155,000	150,350
Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015	60,000	62,400
JBS USA LLC/JBS USA Finance, Inc. 144A sr. notes
11 5/8s, 2014	60,000	66,675
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	51,000	51,638
Revlon Consumer Products 144A company guaranty sr.
notes 9 3/4s, 2015	65,000	65,731
Rite Aid Corp. company guaranty 9 1/2s, 2017	210,000	172,725
Rite Aid Corp. sec. notes 7 1/2s, 2017	65,000	58,825
Rite Aid Corp. 144A sr. notes 10 1/4s, 2019	40,000	40,700
RSC Equipment Rental, Inc. 144A sr. sec. notes 10s,
2017	100,000	107,750
Smithfield Foods, Inc. 144A sr. sec. notes 10s, 2014	130,000	136,175
Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019
(PIK)	75,843	72,051
Supervalu, Inc. sr. unsec. notes 8s, 2016	85,000	86,700
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	305,000	344,650
Wendy's/Arby's Restaurants LLC 144A sr. unsec. notes
10s, 2016	225,000	243,000
		2,477,433

Energy (5.7%)
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013	445,000	442,775
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	155,000	137,175
Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015	35,000	36,663
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	245,000	247,450
Cloud Peak Energy Resources, LLC/Cloud Peak Energy
Finance Corp. 144A company guaranty sr. unsec. notes
8 1/2s, 2019	50,000	49,500
Cloud Peak Energy Resources, LLC/Cloud Peak Energy
Finance Corp. 144A company guaranty sr. unsec. notes
8 1/4s, 2017	50,000	49,250
Complete Production Services, Inc. company guaranty
8s, 2016	100,000	98,000
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	235,000	175,075
Comstock Resources, Inc. company guaranty sr. unsub.
notes 8 3/8s, 2017	120,000	120,600
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	120,000	120,000
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	300,000	259,500
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)	15,000	16,350
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	345,000	342,413
Encore Acquisition Co. company guaranty sr. unsec.
sub. bond 7 1/4s, 2017	5,000	5,000
Encore Acquisition Co. sr. sub. notes 6s, 2015	213,000	212,468
Ferrellgas LP/Finance sr. notes 8 3/4s, 2012	230,000	230,575
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	155,000	148,800
Ferrellgas Partners LP sr. unsec. notes Ser. UNRE,
6 3/4s, 2014	15,000	14,400
Forest Oil Corp. sr. notes 8s, 2011	185,000	190,088
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	345,000	349,313
Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017	60,000	60,600
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr.
unsec. notes 7 3/4s, 2015	320,000	308,000
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014	330,000	322,163
Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s,
2018	90,000	89,775
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	210,000	208,425
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	50,000	40,000
OPTI Canada, Inc. company guaranty sr. sec. notes
7 7/8s, 2014 (Canada)	120,000	95,400
OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)	140,000	139,650
Peabody Energy Corp. company guaranty 7 3/8s, 2016	270,000	273,375
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	85,000	88,188
PetroHawk Energy Corp. company guaranty sr. unsec.
notes 10 1/2s, 2014	135,000	146,138
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	265,000	267,650
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	75,000	74,250
Plains Exploration & Production Co. company guaranty
7s, 2017	375,000	356,250

Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	265,000	272,950
Quicksilver Resources, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2015	50,000	49,750
Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	70,000	77,788
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017	35,000	35,263
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	285,000	236,550
SandRidge Energy, Inc. company guaranty sr. unsec.
unsub. FRN 3.915s, 2014	75,000	63,431
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018	230,000	216,775
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015
(In default) (NON)	120,000	70,200
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013	410,000	401,800
Whiting Petroleum Corp. company guaranty 7s, 2014	90,000	90,000
Williams Cos., Inc. (The) sr. unsec. notes 8 1/8s, 2012	35,000	38,404
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	155,000	172,959
		7,441,129

Entertainment (0.5%)
AMC Entertainment, Inc. company guaranty 11s, 2016	77,000	80,080
Cinemark, Inc. 144A company guaranty sr. notes 8 5/8s,
2019	85,000	87,550
Hertz Corp. company guaranty 8 7/8s, 2014	340,000	341,700
Marquee Holdings, Inc. sr. disc. notes 12s, 2014	145,000	118,900
Universal City Development Partners, Ltd. 144A sr.
notes 8 7/8s, 2015	50,000	48,625
Universal City Development Partners, Ltd. 144A sr.
sub. notes 10 7/8s, 2016	35,000	35,088
		711,943

Financials (2.2%)
American General Finance Corp. sr. unsec. notes Ser.
J, MTN, 5 5/8s, 2011	130,000	113,528
American General Finance Corp. sr. unsec. notes Ser.
MTNH, 4 5/8s, 2010	120,000	118,820
American General Finance Corp. sr. unsec. notes Ser.
MTNI, 4 7/8s, 2012	155,000	129,223
CB Richard Ellis Services, Inc. company guaranty sr.
unsec. sub. notes 11 5/8s, 2017	155,000	171,275
CIT Group, Inc. sr. unsec. notes 7 5/8s, 2012
(In default) (NON)	90,000	64,810
CIT Group, Inc. sr. unsec. unsub. notes 5.65s, 2017
(In default) (NON)	75,000	52,727
E*Trade Financial Corp. sr. unsec. notes 7 3/8s, 2013	90,000	83,250
E*Trade Financial Corp. sr. unsec. unsub. notes
12 1/2s, 2017 (PIK)	115,000	129,375
FelCor Lodging LP 144A sr. sec. notes 10s, 2014 (R)	160,000	156,000
GMAC, LLC sr. unsec. unsub. notes 7 3/4s, 2010	45,000	44,964
GMAC, LLC sr. unsec. unsub. notes 7 1/4s, 2011	125,000	122,051
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2011	35,000	33,605
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7s, 2012	522,000	497,205
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 3/4s, 2014	153,000	136,935
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 5/8s, 2012	88,000	83,270
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes FRN 2.561s, 2014	15,000	11,625
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	180,000	163,800
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	115,000	110,688
iStar Financial, Inc. sr. unsec. unsub. notes 8 5/8s,
2013 (R)	85,000	52,700
iStar Financial, Inc. sr. unsec. unsub. notes 5.65s,
2011 (R)	110,000	77,000
iStar Financial, Inc. sr. unsec. unsub. notes Ser. B,
5.95s, 2013 (R)	50,000	27,250
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	35,000	35,438
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	174,000	163,343
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A sr. sec. notes 7 3/4s, 2016	115,000	116,150
SLM Corp. sr. unsec. unsub. notes Ser. MTNA, 5s, 2013	95,000	82,560
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.148s, 2014	35,000	27,825
		2,805,417

Gaming and lottery (1.6%)
American Casino & Entertainment Properties LLC 144A
sr. notes 11s, 2014	115,000	94,300
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	125,000	101,875
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	135,000	118,125
Harrah's Operating Co., Inc. company guaranty sr. sec.
notes Ser. A144, 10s, 2018	387,000	294,120
Harrah's Operating Co., Inc. 144A sr. sec. notes
11 1/4s, 2017	110,000	112,475
Harrahs Operating Escrow, LLC/Harrahs Escrow Corp.
144A sr. sec. notes 11 1/4s, 2017	110,000	112,200
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)	200,000	48,000
MGM Mirage, Inc. company guaranty 6 3/4s, 2013	30,000	24,638
MGM Mirage, Inc. company guaranty sr. unsec. notes
7 5/8s, 2017	70,000	53,200

MGM Mirage, Inc. sr. notes 6 3/4s, 2012	2,000	1,705
MGM Mirage, Inc. 144A sr. sec. notes 10 3/8s, 2014	20,000	21,350
MTR Gaming Group, Inc. 144A company guaranty sr. notes
12 5/8s, 2014	120,000	111,300
Penn National Gaming, Inc. company guaranty sr. notes
6 7/8s, 2011	155,000	155,388
Penn National Gaming, Inc. 144A sr. unsec. sub. notes
8 3/4s, 2019	30,000	29,850
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	110,000	97,900
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	245,000	245,000
Pinnacle Entertainment, Inc. 144A sr. notes 8 5/8s,
2017	35,000	34,825
Station Casinos, Inc. sr. notes 6s, 2012
(In default) (NON)	189,000	39,690
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)	355,000	24,850
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. Ser. EXCH, 6 5/8s, 2014	90,000	86,175
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016	200,000	208,000
		2,014,966

Health care (4.8%)
Biomet, Inc. company guaranty sr. unsec. bond 10s, 2017	220,000	232,650
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	145,000	147,900
Coventry Health Care, Inc. sr. unsec. notes 6.3s, 2014	165,000	162,616
Coventry Health Care, Inc. sr. unsec. notes 5.95s, 2017	75,000	69,658
DaVita, Inc. company guaranty 6 5/8s, 2013	290,000	287,825
Elan Finance PLC/Elan Finance Corp. 144A company
guaranty sr. notes 8 3/4s, 2016 (Ireland)	160,000	151,400
Fresenius US Finance II, Inc. 144A sr. unsec. notes
9s, 2015	110,000	120,450
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)	202,000	215,383
HCA, Inc. sr. notes 6.95s, 2012	70,000	69,650
HCA, Inc. sr. sec. notes 9 1/4s, 2016	355,000	375,413
HCA, Inc. sr. sec. notes 9 1/8s, 2014	145,000	151,525
HCA, Inc. 144A sr. sec. notes 9 7/8s, 2017	45,000	48,600
HCA, Inc. 144A sr. sec. notes 8 1/2s, 2019	135,000	142,425
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	245,000	224,788
Healthsouth Corp. company guaranty sr. unsec. notes
FRN 7.218s, 2014	65,000	66,788
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	355,000	361,213
Omnicare, Inc. company guaranty 6 3/4s, 2013	10,000	9,675
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	155,000	150,350
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	375,000	361,875
Psychiatric Solutions, Inc. 144A sr. sub. notes
7 3/4s, 2015	40,000	38,400
Select Medical Corp. company guaranty 7 5/8s, 2015	250,000	239,375
Service Corporation International sr. notes 7s, 2017	65,000	62,725
Service Corporation International sr. unsec. 7 3/8s,
2014	125,000	124,688
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	340,000	330,650
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	330,000	331,650
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	80,000	69,600
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	277,753	241,645
Talecris Biotherapeutics Holdings Corp. 144A sr.
unsec. notes 7 3/4s, 2016	125,000	125,625
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 10s, 2018	15,000	16,688
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015	220,000	232,650
United Surgical Partners International, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2017	265,000	270,300
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.428s, 2012 (PIK)	101,000	90,900
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	325,000	334,750
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	280,000	293,650
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s,
2014 (R)	50,000	49,375
Ventas Realty LP/Capital Corp. sr. notes 6 1/2s, 2016
(R)	80,000	75,600
		6,278,455

Homebuilding (1.0%)
Beazer Homes USA, Inc. company guaranty sr. unsec.
notes 8 3/8s, 2012	110,000	102,300
Fleetwood Enterprises, Inc. company guaranty sr. sec.
sub. notes 14s, 2011 (In default) (F)(NON)	1,442,000	865,200
K. Hovnanian Enterprises, Inc. 144A sr. notes 10 5/8s,
2016	110,000	112,200
Meritage Homes Corp. company guaranty 6 1/4s, 2015	130,000	118,300
Meritage Homes Corp. sr. notes 7s, 2014	35,000	33,250
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015	75,000	66,188
Standard Pacific Escrow, LLC 144A sr. notes 10 3/4s,
2016	65,000	64,350

			1,361,788

Household furniture and appliances (0.1%)
Sealy Mattress Co. 144A company guaranty sr. notes
10 7/8s, 2016		115,000	126,500
			126,500

Lodging/Tourism (0.3%)
Host Marriott LP sr. notes 7 1/8s, 2013 (R)		120,000	119,100
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		65,000	65,813
Seminole Hard Rock Entertainment, Inc. 144A sr. notes
FRN 2.799s, 2014		315,000	258,300
			443,213

Media (1.1%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015		80,000	83,200
Affinion Group, Inc. company guaranty 10 1/8s, 2013		105,000	107,100
Affinity Group, Inc. sr. sub. notes 9s, 2012		170,000	119,000
Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 10s, 2017		25,000	27,375
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014		175,000	180,688
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)		190,000	166,250
QVC Inc. 144A sr. sec. notes 7 1/2s, 2019		115,000	115,000
Virgin Media Finance PLC company guaranty sr. notes
Ser. 1, 9 1/2s, 2016 (United Kingdom)		175,000	183,750
Virgin Media Finance PLC company guaranty sr. unsec.
notes Ser. $, 8 3/4s, 2014 (United Kingdom)		65,000	66,950
Virgin Media Finance PLC company guaranty sr. unsec.
unsub. notes 9 1/2s, 2016 (United Kingdom)	EUR	50,000	79,634
WMG Acquisition Corp. company guaranty sr. sub. notes
7 3/8s, 2014		$60,000	57,150
WMG Acquisition Corp. 144A sr. sec. notes 9 1/2s, 2016		155,000	166,625
WMG Holdings Corp. company guaranty sr. unsec. disc.
notes stepped-coupon zero % (9 1/2s, 12/15/09), 2014
(STP)		30,000	29,963
			1,382,685

Publishing (0.1%)
American Media Operations, Inc. 144A sr. sub. notes
14s, 2013 (PIK)		209,943	128,065
American Media Operations, Inc. 144A sr. unsec. notes
9s, 2013 (PIK)		17,289	10,546
Belo Corp. sr. unsec. unsub. notes 8s, 2016		30,000	30,225
			168,836

Retail (1.4%)
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014		140,000	126,000
Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 11 1/8s, 2014		155,000	160,425
Dollar General Corp. company guaranty sr. unsec. notes
10 5/8s, 2015		140,000	152,600
Federated Retail Holdings, Inc. company guaranty sr.
unsec. notes 5.9s, 2016		115,000	108,388
Harry & David Operations Corp. company guaranty sr.
unsec. notes 9s, 2013		115,000	81,650
Harry & David Operations Corp. company guaranty sr.
unsec. notes FRN 5.361s, 2012		40,000	27,900
Michaels Stores, Inc. company guaranty 11 3/8s, 2016		225,000	223,875
Michaels Stores, Inc. company guaranty 10s, 2014		70,000	71,400
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015 (PIK)		510,587	460,805
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
sub. notes 10 3/8s, 2015		65,000	58,663
Toys R Us Property Co., LLC 144A company guaranty sr.
unsec. notes 10 3/4s, 2017		195,000	208,163
Toys R Us Property Co., LLC 144A sr. notes 8 1/2s, 2017		110,000	109,450
United Auto Group, Inc. company guaranty 7 3/4s, 2016		95,000	91,913
			1,881,232

Technology (2.5%)
Advanced Micro Devices, Inc. 144A sr. unsec. notes
8 1/8s, 2017		85,000	80,219
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013		44,000	43,780
Avago Technologies Finance company guaranty sr. unsec.
sub. notes 11 7/8s, 2015 (Singapore)		115,000	125,925
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)		200,000	188,000
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		65,000	62,075
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015		205,000	208,075
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)		368,462	307,666
First Data Corp. company guaranty sr. unsec. notes
9 7/8s, 2015		245,000	218,050
First Data Corp. company guaranty sr. unsec. sub.
notes 11 1/4s, 2016		155,000	127,875
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)		130,000	105,300
Freescale Semiconductor, Inc. company guaranty sr.

unsec. notes 8 7/8s, 2014	145,000	123,250
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016	159,000	111,698
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	70,000	72,538
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	65,000	65,325
Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021	75,000	76,688
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	25,000	19,250
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands) (In default) (F)(NON)	90,000	113
Sanmina Corp. company guaranty sr. unsec. sub. notes
6 3/4s, 2013	65,000	63,375
Seagate Technology International 144A company guaranty
sr. sec. notes 10s, 2014 (Cayman Islands)	190,000	207,575
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	156,000	159,900
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	368,000	373,520
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013	280,000	272,300
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015	190,000	213,275
Xerox Capital Trust I company guaranty 8s, 2027	85,000	83,300
		3,309,072

Textiles (0.3%)
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 4.593s, 2014	250,000	225,625
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	80,000	82,600
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015	118,000	123,605
		431,830

Tire and rubber (0.2%)
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016	210,000	225,750
		225,750

Transportation (0.2%)
RailAmerica, Inc. 144A company guaranty sr. notes
9 1/4s, 2017	77,000	80,465
Trico Shipping AS 144A sr. notes 11 7/8s, 2014 (Norway)	205,000	207,819
		288,284

Utilities and power (3.3%)
AES Corp. (The) sr. unsec. notes 8s, 2020	55,000	54,450
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	85,000	84,788
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	218,000	222,360
Ameren Corp. sr. unsec. notes 8 7/8s, 2014	110,000	124,356
CMS Energy Corp. sr. notes 8 1/2s, 2011	70,000	72,986
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)	95,000	97,993
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	125,000	117,813
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	75,000	61,125
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	20,000	18,200
Edison Mission Energy sr. unsec. notes 7.2s, 2019	85,000	61,625
Edison Mission Energy sr. unsec. notes 7s, 2017	40,000	29,200
El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031	100,000	93,625
El Paso Corp. sr. unsec. notes 12s, 2013	35,000	40,075
El Paso Natural Gas Co. debs. 8 5/8s, 2022	40,000	47,791
Energy Future Holdings Corp. sr. notes 9 3/4s, 2019	254,000	246,380
Energy Future Intermediate Holdings Co., LLC sr. notes
Ser. *, 9 3/4s, 2019	311,000	297,783
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014	295,000	285,413
Ipalco Enterprises, Inc. sr. sec. notes 8 5/8s, 2011	75,000	77,625
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	25,000	24,938
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011	170,000	173,400
Mirant North America, LLC company guaranty 7 3/8s, 2013	235,000	231,475
NiSource Finance Corp. company guaranty sr. unsec.
notes 10 3/4s, 2016	45,000	54,432
NRG Energy, Inc. company guaranty 7 3/8s, 2017	100,000	99,750
NRG Energy, Inc. company guaranty 7 1/4s, 2014	80,000	80,700
NRG Energy, Inc. sr. notes 7 3/8s, 2016	730,000	726,350
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010	245,000	251,738
Public Service Co. of New Mexico sr. unsec. notes
7.95s, 2018	80,000	83,739
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	35,000	37,328
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014	205,000	211,919
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 7.2s, 2011	35,000	36,807
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 7s, 2012	60,000	64,953
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028	15,000	16,096
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	110,000	135,304
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011	5,000	5,247
		4,267,764

Total corporate bonds and notes (cost $55,497,196)		$55,391,458

CONVERTIBLE BONDS AND NOTES (34.0%)(a)
	Principal amount	Value

Basic materials (0.7%)
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	$75,000	$90,750
ArcelorMittal cv. sr. unsec. unsub. notes 5s, 2014
(Luxembourg)	165,000	246,263
United States Steel Corp. cv. sr. unsec. notes 4s, 2014	375,000	595,781
		932,794

Capital goods (2.1%)
Alliant Techsystems, Inc. cv. company guaranty sr.
sub. notes 3s, 2024	100,000	123,000
L-1 Identity Solutions, Inc. cv. sr. unsec. notes
3 3/4s, 2027	1,500,000	1,366,875
Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s,
2036	135,000	102,094
WESCO International, Inc. cv. company guaranty sr.
unsec. notes 6s, 2029	991,000	1,179,587
		2,771,556

Communication services (2.3%)
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 3 1/2s, 2012	1,700,000	1,436,500
NII Holdings, Inc. cv. sr. unsec. notes 3 1/8s, 2012	1,700,000	1,536,375
		2,972,875

Conglomerates (0.5%)
Textron, Inc. cv. sr. unsec. notes Ser. TXT, 4 1/2s,
2013	370,000	629,148
		629,148

Consumer cyclicals (4.8%)
Alliance Data Systems Corp. 144A cv. sr. notes 4 3/4s,
2014	540,000	792,018
BorgWarner, Inc. cv. sr. unsec. notes 3 1/2s, 2012	180,000	213,750
Iconix Brand Group, Inc. cv. sr. sub. notes 1 7/8s,
2012	380,000	331,075
International Game Technology 144A cv. sr. unsec.
notes 3 1/4s, 2014	690,000	845,940
Live Nation, Inc. cv. sr. unsec. notes 2 7/8s, 2027	600,000	440,250
Sinclair Broadcast Group, Inc. cv. unsec. sub. debs
6s, 2012	1,525,000	1,261,938
Sirius Satellite Radio, Inc. cv. sr. unsec. notes
3 1/4s, 2011	578,000	505,750
Sonic Automotive, Inc. cv. sr. unsec. notes 5s, 2029	80,000	77,168
Virgin Media, Inc. 144A cv. sr. unsec. notes 6 1/2s,
2016	1,380,000	1,604,250
XM Satellite Radio Holdings, Inc. 144A cv. sr. unsec.
sub. notes 7s, 2014	247,000	187,720
		6,259,859

Consumer staples (1.9%)
Newell Rubbermaid, Inc. cv. sr. unsec. bonds 5 1/2s,
2014	178,000	328,633
Pantry, Inc. (The) cv. company guaranty sr. unsec.
sub. notes 3s, 2012	1,650,000	1,379,813
Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015	470,000	447,675
Spartan Stores, Inc. cv. sr. unsec. notes 3 3/8s, 2027	393,000	311,944
		2,468,065

Energy (2.8%)
Carrizo Oil & Gas, Inc. cv. sr. unsec. unsub. notes
4 3/8s, 2028	735,000	621,075
James River Coal Co. 144A cv. sr. unsec. notes 4 1/2s,
2015	219,000	213,372
Patriot Coal Corp. cv. sr. unsec. notes 3 1/4s, 2013	204,000	159,120
Penn Virginia Corp. cv. sr. unsec. sub. notes 4 1/2s,
2012	870,000	795,789
St. Mary Land & Exploration Co. cv. sr. unsec. notes
3 1/2s, 2027	865,000	836,888
Transocean, Inc. cv. sr. unsec. unsub. notes Ser. C,
1 1/2s, 2037 (Switzerland)	1,120,000	1,078,000
		3,704,244

Financials (1.7%)
Alexandria Real Estate Equities, Inc. 144A cv. company
guaranty sr. unsec. notes 3.7s, 2027 (R)	600,000	558,000
Digital Realty Trust LP 144A cv. sr. unsec. notes
5 1/2s, 2029 (R)	545,000	702,020
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)	400,000	358,000
KKR Financial Holdings, LLC cv. sr. sec. notes 7s, 2012	697,000	636,013
		2,254,033

Health care (5.8%)
Amylin Pharmaceuticals, Inc. cv. sr. unsec. notes 3s,
2014	310,000	239,863
Biovail Corp. 144A cv. sr. notes 5 3/8s, 2014 (Canada)	300,000	353,820

China Medical Technologies, Inc. cv. sr. unsec. bonds
Ser. CMT, 4s, 2013 (China)	260,000	164,125
Conmed Corp. cv. sr. sub. notes 2 1/2s, 2024	259,000	238,928
Hologic, Inc. cv. sr. unsec. unsub. notes
stepped-coupon 2s (zero %, 12/15/13), 2037 (STP)	1,300,000	1,053,000
Invitrogen Corp. cv. sr. unsec. unsub. notes Ser. *,
1 1/2s, 2024	570,000	647,663
King Pharmaceuticals, Inc. cv. company guaranty sr.
unsub. notes 1 1/4s, 2026	780,000	692,250
LifePoint Hospitals, Inc. cv. sr. unsec. sub. notes
3 1/4s, 2025	500,000	451,875
Lincare Holdings, Inc. cv. sr. unsec. unsub. notes
2 3/4s, 2037	500,000	514,375
Omnicare, Inc. cv. company guaranty sr. unsec. debs
Ser. OCR, 3 1/4s, 2035	1,663,000	1,334,558
OSI Pharmaceuticals, Inc. cv. sr. unsec. sub. notes
3s, 2038	600,000	544,500
Stewart Enterprises, Inc. cv. sr. unsec. notes 3 3/8s,
2016	950,000	784,938
Viropharma, Inc. cv. sr. unsec. notes 2s, 2017	700,000	489,125
		7,509,020

Technology (11.2%)
Acquicor Technology, Inc. 144A cv. notes 8s, 2011	532,000	422,940
ADC Telecommunications, Inc. cv. unsec. sub notes FRN
1.593s, 2013	781,000	611,133
Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015	900,000	789,750
Advanced Micro Devices, Inc. cv. sr. unsec. notes
5 3/4s, 2012	1,900,000	1,859,625
ARRIS Group, Inc. cv. sr. unsec. notes 2s, 2026	1,470,000	1,374,450
Cadence Design Systems, Inc. cv. sr. unsec. notes
1 1/2s, 2013	700,000	569,625
Kulicke & Soffa Industries, Inc. cv. unsec. sub. notes
0 7/8s, 2012	1,800,000	1,525,500
Macrovision Corp. cv. sr. unsec. notes 2 5/8s, 2011	523,000	623,024
Maxtor Corp. cv. company guaranty sr. unsec. unsub.
deb. 2 3/8s, 2012	605,000	644,325
Mentor Graphics Corp. cv. sub. unsec. notes FRN
1.928s, 2023	1,400,000	1,331,400
ON Semiconductor Corp. cv. company guaranty sr. unsec.
sub. notes 2 5/8s, 2026	1,400,000	1,426,250
Safeguard Scientifics, Inc. cv. sr. unsec. notes
2 5/8s, 2024	200,000	187,000
Safeguard Scientifics, Inc. 144A cv. sr. unsec. notes
2 5/8s, 2024	1,900,000	1,776,500
SanDisk Corp. cv. sr. unsec. unsub. notes 1s, 2013	460,000	359,950
SAVVIS, Inc. cv. sr. unsec. notes 3s, 2012	477,000	425,126
TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s,
2015	600,000	564,375
		14,490,973

Transportation (0.2%)
UAL Corp. cv. company guaranty sr. sub. notes 4 1/2s,
2021	300,000	231,000
		231,000

Total convertible bonds and notes (cost $38,187,490)		$44,223,567

CONVERTIBLE PREFERRED STOCKS (20.4%)(a)
	Shares	Value

Basic materials (2.9%)
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	14,087	$1,664,027
Smurfit-Stone Container Corp. Ser. A, $1.75 cum. cv.
pfd. (In default) (NON)	65,720	427,180
Vale Capital, Ltd. Ser. RIO, $2.75 cv. pfd. (Brazil)	24,600	1,308,474
Vale Capital, Ltd. Ser. RIO P, $2.75 cv. pfd. (Brazil)	7,890	426,691
		3,826,372

Communication services (2.4%)
Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.	30,900	1,127,850
Crown Castle International Corp. $3.125 cum. cv. pfd.	34,800	2,001,000
		3,128,850

Consumer cyclicals (2.8%)
Ford Motor Co. Capital Trust II $3.25 cum. cv. pfd.	23,400	827,775
Retail Ventures, Inc. $3.312 cv. pfd.	27,400	1,113,125
Six Flags, Inc. $1.813 cum. cv. pfd. (acquired
3/16/04, cost $1,526,280) (RES)	63,200	15,800
Stanley Works (The) 5.125% units cv. ARP	1,882,000	1,635,082
		3,591,782

Consumer staples (2.8%)
Bunge, Ltd. 5.125% cum. cv. pfd.	1,740	1,080,209
Dole Food Automatic Exchange 144A 7.00% cv. pfd. (NON)	58,672	672,381
Newell Financial Trust I $2.625 cum. cv. pfd.	28,800	993,600
Universal Corp. 6.75% cv. pfd.	870	899,363
		3,645,553

Energy (0.9%)

Chesapeake Energy Corp. $4.50 cum. cv. pfd.	9,200	700,350
Edge Petroleum Ser. A, $2.875 cum. cv. pfd. (acquired
various dates from 1/25/07 to 4/17/07, cost
$1,468,168) (RES)	27,750	1,388
Whiting Petroleum Corp. $6.25 cum. cv. pfd	2,900	462,913
		1,164,651

Financials (4.9%)
Assured Guaranty, Ltd. zero % cv. pfd. (Bermuda)	6,000	562,980
Bank of America Corp. Ser. L, 7.25% cv. pfd.	1,762	1,502,105
Fannie Mae Ser. 04-1, 5.375% cv. pfd.	16	46,000
FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv.
pfd. (R)	88,700	942,438
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)	850	2,678
Nationwide Health Properties, Inc. Ser. B, $7.75 cv.
pfd.	9,400	1,435,850
Wells Fargo & Co. Ser. L, 7.50% cv. pfd.	1,050	936,600
XL Capital, Ltd. $2.687 cv. pfd.	31,800	896,124
		6,324,775

Health care (0.8%)
Merck & Co., Inc. 6.00% cum. cv. pfd	4,200	1,065,330
		1,065,330

Media (0.6%)
Interpublic Group of Companies, Inc. (The) Ser. B,
5.25% cv. pfd.	1,100	753,500
		753,500

Utilities and power (2.3%)
AES Trust III $3.375 cv. pfd.	27,800	1,268,375
El Paso Corp. 4.99% cv. pfd.	1,000	887,500
Great Plains Energy, Inc. $6.00 cv. pfd.	13,501	847,728
		3,003,603

Total convertible preferred stocks (cost $33,949,330)		$26,504,416

COMMON STOCKS (1.0%)(a)
	Shares	Value

AboveNet, Inc. (NON)	108	$5,540
AES Corp. (The) (NON)	1,960	24,970
Alliance Imaging, Inc. (NON)	14,866	88,007
American Media, Inc. 144A (F)	3,597	1
Avis Budget Group, Inc. (NON)	3,210	31,298
Bohai Bay Litigation, LLC (F)	406	1,267
El Paso Corp.	4,940	47,226
FelCor Lodging Trust, Inc. (NON)(R)	6,885	23,202
Fleetwood Enterprises, Inc. (NON)	196,000	686
Interpublic Group of Companies, Inc. (The) (NON)	8,870	56,147
Legg Mason, Inc.	12,611	356,765
Louisiana-Pacific Corp. (NON)	9,090	56,722
PetroHawk Energy Corp. (NON)	3,581	80,000
Public Service Enterprise Group, Inc.	2,640	82,790
Qwest Communications International, Inc.	13,125	47,906
Sealy Corp. (NON)	24,780	66,410
Service Corporation International	9,975	77,007
Spectrum Brands, Inc. (NON)	9,029	198,638
Talecris Biotherapeutics Holdings Corp. (NON)	2,855	53,531
Vertis Holdings, Inc. (F)(NON)	7,497	8
Williams Cos., Inc. (The)	2,765	54,996

Total common stocks (cost $1,794,853)		$1,353,117

UNITS (0.8%)(a)
	Units	Value

Hercules, Inc. cv. jr. unsec. sub. debs. units 6 1/2s,
2009	1,540,000	$980,980

Total units (cost $1,246,159)		$980,980

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%)(a)
	Principal amount	Value

Argentina (Republic of) sr. unsec. bonds FRB 0.578s,
2013	$225,000	$95,625

Total foreign government bonds and notes (cost $86,625)		$95,625

PREFERRED STOCKS (--%)(a)
	Shares	Value

GMAC, Inc. 144A Ser. G, 7.00% pfd.	96	$58,083

Total preferred stocks (cost $32,579)		$58,083

SENIOR LOANS (--%)(a)(c)
	Principal amount	Value

GateHouse Media, Inc. bank term loan FRN Ser. B,
2 1/4s, 2014	$91,033	$31,114
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.241s, 2014	33,967	11,610

Total senior loans (cost $117,934)		$42,724

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

AboveNet, Inc.	9/8/10	$0.01	20	$1,660
New ASAT (Finance), Ltd. (Cayman Islands) (F)	2/1/11	0.01	23,400	1
Smurfit Kappa Group PLC 144A (Ireland)	10/1/13	EUR 0.001	119	5,000
Vertis Holdings, Inc. (F)	10/18/15	$0.01	309	1

Total warrants (cost $5,252)				$6,662

SHORT-TERM INVESTMENTS (0.9%)(a)
			Shares	Value

Putnam Money Market Liquidity Fund (e)			1,208,979	$1,208,979

Total short-term investments (cost $1,208,979)				$1,208,979

TOTAL INVESTMENTS

Total investments (cost $132,126,397) (b)				$129,865,611

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/09 (aggregate face value $179,389) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$181,820	$179,389	12/17/09	$2,431

Total				$2,431

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/09 (aggregate face value $1,331,626) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$1,350,536	$1,331,626	12/17/09	$(18,910)

Total				$(18,910)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/09 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received
Swap counterparty /		received	Notional	nation	(paid) by fund	Unrealized
Referenced debt*	Rating***	(paid)**	amount	date	per annum	appreciation

Bank of America, N.A.
Nalco Co., 7.75%,
11/15/11	Ba2	$--	$45,000	9/20/12	350 bp	$1,416

Goldman Sachs International
Nalco Co., 7.75%,
11/15/11	Ba2	--	90,000	9/20/13	405 bp	3,915

Morgan Stanley Capital Services, Inc.
Nalco Co., 7.75%,
11/15/11	Ba2	--	45,000	9/20/12	330 bp	1,158

Nalco Co., 7.75%,
11/15/11	Ba2	--	55,000	3/20/13	460 bp	3,531

Total						$10,020

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2009.

Key to holding's currency abbreviations

EUR	Euro
USD / $	United States Dollar

Key to holding's abbreviations

ARP	Adjustable Rate Preferred Stock
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNH	Medium Term Notes Class H
MTNI	Medium Term Notes Class I

NOTES

(a) Percentages indicated are based on net assets of $129,923,117.

(b) The aggregate identified cost on a tax basis is $132,296,727, resulting in gross unrealized appreciation and depreciation of $11,833,075 and $14,264,191, respectively, or net unrealized depreciation of $2,431,116.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 2009 was $17,188, or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at November 30, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $575 for the period ended November 30, 2009. During the period ended November 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $8,085,527 and $9,179,579, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

(R) Real Estate Investment Trust.

At November 30, 2009, liquid assets totaling $375,767 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on ARP, FRB, and FRN are the current interest rates at November 30, 2009.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on Forward currency contracts at the period ended November 30, 2009 are indicative of the volume of activity during the period.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The fund had an average notional amount of approximately $300,000 on Credit default swap contracts for the period ended November 30, 2009.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At November 30, 2009, the fund had a net liability position of $14,296 on derivative contracts subject to the Master Agreements.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $10,185 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to LBSF. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

In September 2006, ASC 820 was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of November 30, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$56,722	$--	$--

	Communication services	53,446	--	--

	Consumer cyclicals	56,833	--	9

	Consumer staples	373,353	--	--

	Energy	134,996	--	1,267

	Financials	379,967	--	--

	Health care	141,538	--	--

	Utilities and power	154,986	--	--

Total common stocks		1,351,841	--	1,276

Convertible bonds and notes		--	44,223,567	--

Convertible preferred stocks		--	26,504,416	--

Corporate bonds and notes		--	54,526,145	865,313

Foreign government bonds and notes		--	95,625	--

Preferred stocks		--	58,083	--

Senior loans		--	42,724	--

Units		--	980,980	--

Warrants		1,660	5,000	2

Short-term investments		1,208,979	--	--

Totals by level		$2,562,480	$126,436,540	$866,591

		Level 1	Level 2	Level 3

Other financial instruments:		$--	$(6,459)	$(2,341)

Other financial instruments include swaps, forward currency contracts and receivable purchase agreements.

The following is a reconciliation of Level 3 assets as of November 30, 2009:

Investments in securities:					Change in net		Net
		Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
		August	discounts/	Realized	appreciation/	purchases/	and/or out	November
		31, 2009	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009

Common stocks:

	Conglomerates	$1,267	$-	$-	$-	$-	$(1,267)	$-

	Consumer cyclicals	$9	-	-	-	-	-	$9

	Energy	$-	-	-	-	-	1,267	$1,267

	Health care	$1	-	-	(1)	-	-	$-

Total common stocks		$1,277	-	-	(1)	-	-	$1,276

Corporate bonds and notes		$865,200	5,321	-	(5,321)	-	113	$865,313

Warrants		$2	-	-	-	-	-	$2

Totals:		$866,479	$5,321	$-	$(5,322)	$-	$113	$866,591

† Includes $(5,321) related to Level 3 securities still held at period end.

				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	August	discounts/	Realized	appreciation/	purchases/	and/or out	November
	31, 2009 ††	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009 ††

Other financial instruments:	$(2,544)	$--	$--	$203	$--	$--	$(2,341)

† Includes $203 related to Level 3 securities still held at period end.

†† Includes amount payable under receivable purchase agreement.

Market Values of Derivative Instruments as of November 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$10,020	$--

Foreign exchange contracts	2,431	18,910

Total	$12,451	$18,910

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Securities Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2010